Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit enhancements
Notional amounts of derivatives	$ 68,800	$ 66,300
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	303,900	320,600
Collateral
Cash collateral received	0	100
Collateralized by equity and debt instruments	73,000	63,900
Secured by real estate	0	0
Other collateral	600	1,000
Credit enhancements
Netting	126,100	156,000
Credit derivative contracts	0	0
Guarantees and sub-participations	0	0
Exposure to credit risk after collateral and credit enhancements	104,100	99,700
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	37,000	34,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	37,000	34,500
Derivatives [Member] | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	148,300	186,400
Collateral
Collateralized by equity and debt instruments	6,600	6,700
Credit enhancements
Netting	126,100	156,000
Exposure to credit risk after collateral and credit enhancements	15,600	23,800
Loan commitments classified as derivatives	32	146
Forward starting reverse repurchase agreements classified as derivatives	7	20
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	35,600	25,900
Collateral
Collateralized by equity and debt instruments	35,400	25,700
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	200	200
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	82,900	73,800
Collateral
Cash collateral received	0	100
Collateralized by equity and debt instruments	31,000	31,500
Other collateral	600	1,000
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	51,300	41,300
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	300	400
Collateral
Cash collateral received	0	100
Other collateral	100	0
Credit enhancements
Guarantees and sub-participations	200	300
Exposure to credit risk after collateral and credit enhancements	0	0
Forward starting reverse repurchase agreements | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	54,500	51,500
Loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	13,600	3,500
Sub- participated loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	$ 14,800	$ 4,000